NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of consolidated [line items]
Accumulated non-controlling interest	$ 58.1	$ 76.0
Net earnings (loss) attributable to non-controlling interests	9.5	17.3
Current assets	753.7	1,521.3
Total non- current assets	3,784.2	2,903.8
Current liabilities	(630.8)	(646.2)
Non-current liabilities	(1,643.0)	(1,572.1)
Revenues	987.1	958.8
Net earnings (loss) and OCI	82.4	(88.1)
Net cash from (used in) operating activities	159.4	408.7
Net cash used in investing activities	(402.3)	(891.9)
Net cash from (used in) financing activities	201.7	404.0
Net increase (decrease) in cash and cash equivalents	$ (39.9)	$ (96.3)
Essakane mine
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	10.00%	10.00%
Accumulated non-controlling interest	$ 54.2	$ 60.0
Net earnings (loss) attributable to non-controlling interests	6.2	17.6
Dividends paid to non-controlling interests	12.0	16.8
Current assets	330.3	376.6
Total non- current assets	764.3	791.1
Current liabilities	(157.5)	(155.7)
Non-current liabilities	(237.4)	(251.3)
Net assets	699.7	760.7
Revenues	810.6	883.9
Net earnings (loss) and OCI	61.9	175.4
Net cash from (used in) operating activities	223.8	381.6
Net cash used in investing activities	(137.0)	(174.7)
Net cash from (used in) financing activities	(145.8)	(172.4)
Net increase (decrease) in cash and cash equivalents	$ (59.0)	$ 34.5
Rosebel Gold Mines N.V.
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	5.00%	5.00%
Accumulated non-controlling interest	$ 0.0	$ 12.6
Net earnings (loss) attributable to non-controlling interests	0.7	(1.8)
Dividends paid to non-controlling interests	0.0	0.0
Current assets	0.0	158.8
Total non- current assets	0.0	510.8
Current liabilities	0.0	(105.7)
Non-current liabilities	0.0	(259.7)
Net assets	0.0	304.2
Revenues	47.2	405.4
Net earnings (loss) and OCI	14.4	(35.7)
Net cash from (used in) operating activities	15.4	151.1
Net cash used in investing activities	(8.2)	(130.7)
Net cash from (used in) financing activities	(2.0)	(16.9)
Net increase (decrease) in cash and cash equivalents	$ 5.2	$ 3.5
Boto3
Disclosure of consolidated [line items]
Percentage of voting rights held by non-controlling interests	10.00%	10.00%
Accumulated non-controlling interest	$ 0.0	$ 0.6
Net earnings (loss) attributable to non-controlling interests	(0.2)	0.3
Dividends paid to non-controlling interests	0.0	0.0
Current assets	0.0	1.2
Total non- current assets	0.0	74.7
Current liabilities	0.0	(3.6)
Non-current liabilities	0.0	(66.6)
Net assets	0.0	5.7
Revenues	0.0	0.0
Net earnings (loss) and OCI	(1.9)	2.8
Net cash from (used in) operating activities	(3.5)	2.3
Net cash used in investing activities	(3.2)	(13.9)
Net cash from (used in) financing activities	5.2	9.8
Net increase (decrease) in cash and cash equivalents	(1.5)	(1.8)
Subsidiaries with non-material non-controlling Interests
Disclosure of consolidated [line items]
Dividends paid to non-controlling interests	$ 1.7	$ 1.6